Other Reserves (Tables)	12 Months Ended
Dec. 31, 2021
Other Reserves
Disclosure Of Other Reserves [Line Items]
Schedule of Other Reserves
	2021	2020	2019
	(in thousands)
	£	£	£
Own share reserve	(339)	(339)	(339)
Foreign currency translation reserve	(17)	(22)	(10)
Capital reserve	42,466	42,466	42,466
Share option reserve
Balance at beginning of year	24,782	20,620	17,564
Share-based payments	6,974	4,823	3,289
Exercise of share options	(1,222)	(68)	(132)
Forfeiture of share options	(310)	(518)	(63)
Lapse of share options	(197)	(75)	(38)
Balance at end of year	30,027	24,782	20,620
Total other reserves	72,137	66,887	62,737

13. Other reserves (continued)